Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2014
Virtu Financial, LLC and subsidiaries
Schedule of minimum rental commitments under non-cancellable leases

	Minimum Rental
	Commitments
Year Ending December 31	Capital	Operating
2015	$11,135	$7,488
2016	5,313	3,763
2017	98	3,291
2018	—	2,640
2019	—	1,508
Thereafter	—	1,944
Total minimum lease payments	16,546	20,634